ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Third Parties
Total third-parties, net	¥ 46,142,449	$ 6,800,555	¥ 35,852,484
Third Parties
Third Parties
Trade accounts receivable	50,666,009	7,467,245	37,916,569
Allowance for credit losses	(4,523,560)	(666,690)	(2,064,085)
Total third-parties, net	46,142,449	6,800,555	35,852,484
Third Parties- long-term
Trade accounts receivable	244,800	36,079	886,267
Allowance for credit losses	(244,800)	(36,079)	(886,267)
Total third-parties, net	¥ 0	$ 0	¥ 0